Segment Reporting - Additional Information (Details) - 12 months ended Dec. 31, 2016	Total	reportable_segment	segment
Segment Reporting [Abstract]
Number of Reportable Segments		2	2
Description of Effect on Previously Reported Segment Information for Change in Composition of Reportable Segments	Through June 30, 2016, we presented CGP as two separate reportable segments: CGP Casinos and CIE. Subsequent to the sale of the SMG Business (see Note 1) the remaining CIE business is not material. Therefore, we no longer consider CIE to be a separate reportable segment, and CGP Casinos and CIE have been combined for all periods presented as the CGP segment. Additionally, CEOC was a reportable segment until its deconsolidation effective January 15, 2015.